LAND USE RIGHTS	12 Months Ended
Dec. 31, 2020
Land Use Rights Disclosure [Abstract]
LAND USE RIGHTS
7.	LAND USE RIGHTS
Land use rights consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Land use rights	—	29,788
Less: Accumulated amortization	—	(805)

	—	28,983

Amortization expenses for land use right were nil, nil and RMB805 for the years ended December 31, 2018, 2019 and 2020, respectively.

Future amortization expense is RMB805 per year for each of the next five years through December 31, 2025 and thereafter.